SEMI-ANNUAL REPORT                               ARMADA
NOVEMBER 30, 1996                                FUNDS
(UNAUDITED)                                      TAX
                                                 EXEMPT
                                                 SERIES





ARMADA OHIO TAX EXEMPT FUND
ARMADA PENNSYLVANIA MUNICIPAL FUND






                                                 LOGO (ARMADA FUNDS)

[LOGO]                      ARMADA FUNDS
                            TAX EXEMPT SERIES
                            SEMI-ANNUAL REPORT - NOVEMBER 30, 1996
                            (UNAUDITED)

                        TABLE OF CONTENTS
                        Chairman's Message.........................................      1
                        Tax-Exempt Market Overview.................................      3
                        FUND OVERVIEWS
                          Armada Ohio Tax Exempt Fund..............................      4
                          Armada Pennsylvania Municipal Fund.......................      6
                        PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS
                          Armada Ohio Tax Exempt Fund..............................      8
                          Armada Pennsylvania Municipal Fund.......................     13
                        FINANCIAL STATEMENTS
                          Statement of Assets and Liabilities......................     18
                          Statement of Operations..................................     19
                          Statement of Changes in Assets...........................     20
                        NOTES TO FINANCIAL STATEMENTS..............................     21

- SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about the Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by 440 Financial Distributors, Inc., 4400 Computer Drive, Westborough, MA 01581-5108. 440 Financial Distributors, Inc. is not affiliated with National City Bank and is not a bank.

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDERS:

                              As the new Chairman of the Armada Board of
                            Trustees, I am pleased to bring you this six-month update. I would like to extend our best wishes and sincere appreciation to former Chairman Richard B. Tullis for his many years of dedication and invaluable service. His counsel will continue to be available in his ongoing role as Trustee.

                            EQUITY FUND RATED AMONG TOP PERFORMERS

                              Have you been following the Lipper performance
                            rankings of the Armada Equity Fund in the Wall Street Journal? If so, you have noticed a marked improvement in its one-year total returns. In fact, the Institutional and Retail shares of the Fund have most recently been ranked in the upper 40% of their peer group of large capitalization stock funds as represented by an "A" or "B" rating.

                            NEW INVESTMENT OBJECTIVE FOR THE ENHANCED INCOME
                            FUND

                              In September, shareholders of Armada Enhanced
                            Income Fund agreed to a new investment objective which seeks increased total return potential. (Total return is a combination of income and price appreciation over time.) By lengthening the Fund's average maturity from two years or less to 1 1/2 to four years, the Fund now can participate in full market cycles and strive for better returns. Though the change may increase the volatility of those returns, the Fund Managers believe that this increase will be outweighed by the potential benefits of its enhanced return.

                            NEW PRODUCT OFFERINGS

                              To make investing easy, affordable and convenient,
                            Armada Funds offers these new investment opportunities and information resources:

                              FOUR NEW PORTFOLIOS have been added to the Armada
                            family: the Intermediate Government Fund, the GNMA Fund, the Pennsylvania Municipal Fund, and the Pennsylvania Tax Exempt Fund (a money market fund). The addition of the two government bond funds means that you can now further diversify your income investments.

                              NATIONAL CITY SWEEP ACCOUNTS make investing
                            effortless. Sweeps now can be established between a National City premium checking account and an Armada money market fund. The automatic "sweep" -- transfer of funds -- occurs when the checking account exceeds a target balance.

LOGO                        CHAIRMAN'S MESSAGE

                              FUTUREQUEST brings sophisticated investment
                            solutions to the individual investor. This computer-aided process can help an investor determine an appropriate strategy for allocating assets among various mutual funds, including Armada Funds. The recommended strategy is based on factors such as an individual's investment time frame, tolerance for risks, goals, assets and liabilities.

                              WWW.NATIONAL-CITY.COM is National City's
                            convenient new address on the World Wide Web. Up-to-date information and highlights on the Armada Funds are included and are just a few "clicks" away. At National City's "Home Page," select Invest It! and you and prospective investors can gain access to quarterly performance information and the many benefits of investing in the Armada Funds.

                              We hope you share our enthusiasm for these
                            positive changes. To receive more information about your investment or any of the Armada Funds, please call 1-800-622-FUND (3863). We look forward to serving your investment needs and will continue to ensure that your loyalty and confidence in the Armada family is well placed.

                            Have a happy, healthy and prosperous 1997!

                            Sincerely,

                            /s/ Robert D. Neary
                            Robert D. Neary
                            Chairman
                            Armada Funds Board of Trustees

[LOGO]                      TAX-EXEMPT MARKET OVERVIEW

                            REMARKS FROM THE ADVISERS

DEMAND FOR MUNICIPALS IS
FAIRLY LIGHT BECAUSE THE
RECENT RALLY HAS PRODUCED
"YIELD SHOCK" TO INVESTORS
ACCUSTOMED TO 5% OR HIGHER
FOR TEN YEAR BONDS.
                              The continued effects of the current Federal
                            Reserve "steady as it goes" monetary policy also lead to a bond rally in the tax-exempt market. Both taxable and tax-exempt yields have recovered from much of the tightening scare of the past six months. Interestingly, our opinion is that the municipal market will continue to track the taxable market at least for the time being.

                              Market directional municipal trading has not
                            occurred since the large refunding cycle began in 1993. Outstanding municipal debt has slipped below $1.3 trillion in spite of new issuance increasing 20% over last year. This is the lowest outstanding number since 1991, and is reflective of the large amount of bond calls that were executed this year. It must be remembered that 1996 was the ten year anniversary, and thus the end of call protection for many bond issues which were sold prior to enactment of the Tax Reform Act of 1986.

                              Demand for municipals is fairly light because the
                            recent rally has produced "yield shock" to investors accustomed to 5% or higher for ten year bonds. Tax loss swapping has disappeared because so few holdings are at a loss. All in all, municipal bond funds are reinvesting their coupon payments and investors are putting any new money into the equity market.

                              We continue to believe that municipals will
                            outperform taxables over the long term. One reason for our belief is that the demographic shift to an aging and more saving populace will heighten demand while future legislative action will continue to restrict the supply of tax-exempts.

                              Since 1990, the holdings of municipal bonds by
                            households has fallen by 29% according to a Federal Reserve study. Mutual fund and trust holdings have increased 47% during the same time period. This shows that investors are opting to diversify through funds instead of buying individual bonds. The results of this trend is a more efficient market as institutional buyers keep the buy/sell spreads narrow. This also leads to a cleaner credit market as buyers demand and receive updated and factual financial statements.

[LOGO]                      ARMADA OHIO TAX EXEMPT FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
ASSET MANAGEMENT
 GROUP, FIXED INCOME
 TEAM, NATIONAL CITY

FUND'S DATE OF INCEPTION:
JANUARY 5, 1990 (INSTITUTIONAL SHARES)
APRIL 15, 1991 (RETAIL SHARES)

ASSETS:
$85,326,843 (INSTITUTIONAL SHARES)
$ 5,200,993 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE AS HIGH A LEVEL OF
INTEREST INCOME EXEMPT FROM
FEDERAL INCOME TAX AND, TO
THE EXTENT POSSIBLE, FROM OHIO
INCOME TAX, AS IS CONSISTENT
WITH CONSERVATION OF CAPITAL.
THE FUND NORMALLY INVESTS IN
TAX-EXEMPT OBLIGATIONS HAVING
AVERAGE REMAINING MATURITIES
OF TWO TO TEN YEARS.
                              The Armada Ohio Tax Exempt Fund (the "Fund")
                            returned to Institutional shareholders 5.05% for the past six months and 4.77% for the year ended November 30, 1996. Before sales charges, the Fund returned to Retail shareholders 5.06% and 4.77%, respectively, for the same time periods. By comparison, the benchmark Lehman Brothers Seven Year Municipal Bond Index (the "Index") had returns of 5.41% for the six months and 5.24% for the 12-month period ended November 30, 1996.

                              The Ohio municipal market has lagged the overall
                            national market primarily because of higher credit quality. Weaker credits have tightened to Ohio because investors continue to stretch for higher yields as interest rates decline. For example, Louisiana ( Baa1/A-) has moved to within 0.30% of Ohio where the average spread over the past year is 0.40%. This has affected total returns in that the Ten Year Lehman Index has returned 5.66% over the last 12 months while the Ten Year California Lehman Index is up 6.15% for the same period. The spread between general obligation and revenue issues has also narrowed from five to ten basis points with investors moving toward incrementally higher income. This is common for this stage of the interest rate cycle, and we believe that quality investing is its own reward over the long term horizon.

                              The Armada Ohio Tax Exempt Fund has an average
                            maturity of 6.6 years and a duration of 5.6 years. This compares to 7.0 average maturity and 5.61 duration for the Index. The Fund's average yield to maturity is 4.5% and the overall credit quality is AA average. General obligations are 55% of the Fund with the remainder revenue issues such as higher education, sewer and water. Hospital issues rated AA or higher make up 9% of the Fund's holdings.

LOGO   ARMADA OHIO TAX EXEMPT FUND OVERVIEW

"THE OHIO MUNICIPAL MARKET
HAS LAGGED THE OVERALL NATIONAL
MARKET PRIMARILY BECAUSE OF
HIGHER CREDIT QUALITY."

                          TOTAL RETURNS as of 11/30/96

                                     Six Months    1-Year    3-Years (4)    5-Years (5)   Since Inception (2, 4)
                                     ----------    ------    -----------    -----------   ----------------------
Armada Ohio Tax Exempt Fund
Institutional Shares (1)                5.05%       4.77%       4.80%          6.37%              6.13%

Armada Ohio Tax Exempt Fund
Retail Shares
               With Sales Charge        1.91%       1.61%       3.75%          5.71%              5.65%
               Without Sales Charge     5.06%       4.77%       4.81%          6.37%              6.12%

--------------
Past performance is not predictive of future performance.

                          GROWTH OF A $10,000 INVESTMENT (3)

                                              Lehman Brothers
                                                  7-Year
         Measurement Period                        Muni              Institutional      Retail shares with
       (Fiscal Year Covered)                    Bond Index              Shares              sales load
Nov-1989                                         10,000.00(2)          10,000.00(1)           9,700.00(1)
May-1990                                         10,187.62             10,020.00              9,718.60
Nov-1990                                         10,710.37             10,424.70             10,111.10
May-1991                                         11,208.04             10,761.70             10,438.20
Nov-1991                                         11,742.98             11,073.80             10,741.00
May-1992                                         12,214.60             11,429.70             11,088.20
Nov-1992                                         12,853.96             11,962.40             11,594.40
May-1993                                         13,496.69             12,614.20             12,227.80
Nov-1993                                         14,052.78             13,101.40             12,700.80
May-1994                                         13,944.07             12,902.00             12,507.60
Nov-1994                                         13,708.78             12,608.70             12,234.40
May-1995                                         15,075.87             13,755.40             13,337.80
Nov-1995                                         15,798.91             14,393.40             13,957.70
May-1996                                         15,774.97             14,354.70             13,918.30
Nov-1996                                         16,628.90             15,080.03             14,623.20

 1 Institutional shares are sold primarily to Banks and clients of National Asset Management
   Corporation ("NAM") customers. Certain account level charges may apply.

 2 The Armada Ohio Tax Exempt Fund's date of inception was January 5, 1990 for Institutional shares and April 15, 1991 for Retail shares.

 3 The return and principal value of an investment will fluctuate. When redeemed, shares may be worth more or less than their original cost.

 4 Annualized.


[LOGO]                      ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
ASSET MANAGEMENT GROUP,
FIXED INCOME TEAM,
NATIONAL CITY

FUND'S DATE OF INCEPTION:
AUGUST 10, 1994 (INSTITUTIONAL SHARES)
SEPTEMBER 11, 1996 (RETAIL SHARES)

ASSETS:
$37,110,783 (INSTITUTIONAL SHARES)
$   85,461 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE CURRENT INCOME EXEMPT
FROM BOTH REGULAR FEDERAL
INCOME AND PENNSYLVANIA
PERSONAL INCOME TAXES WHILE
PRESERVING CAPITAL. THE FUND
INVESTS PRIMARILY IN INVESTMENT
GRADE DEBT OBLIGATIONS ISSUED
BY OR ON BEHALF OF THE
COMMONWEALTH OF
PENNSYLVANIA.
                              The Armada Pennsylvania Municipal Fund (the
                            "Fund") returned 4.63% for Institutional shares and 4.61% (before sales charges) for Retail shares, for the six months ended November 30, 1996. The Fund also recorded a total return of 4.59% (Institutional shares) and 4.57% Retail shares (before sales charge) for the 12 months ended November 30, 1996. This compares to the Lehman Seven Year Municipal Bond Index returns of 5.41% for the past six months and 5.24% for the 12 month period.

                              Municipal securities began the fiscal year at
                            abnormally attractive valuations relative to taxable securities. This was due in large part to the focus by Republican presidential candidates on various income tax overhaul proposals. As the political landscape cleared, municipal security valuations moved toward a more normal relationship. This, in turn, caused tax-exempt total returns to outpace those seen in the U.S. Treasury market for a given level of risk. The Pennsylvania market was driven by the same forces that were at work on the municipal market as a whole.

                            RECENT STRATEGY
                              Pennsylvania ranks sixth in the nation in terms of
                            new issuance thus far in 1996. This supply, while great, was unable to meet demand, as evidenced by Pennsylvania yields remaining below national levels for most of the fiscal year. The Pennsylvania economy has remained robust and has shown recent gains in terms of improving unemployment rates relative to the national average.

                              The Fund has maintained an average maturity of
                            approximately 6.5 years and a duration of approximately 5.1 years for the past six months. This stance has allowed the Fund to participate in the recent bond market strength, while maintaining the conservative mandate of its prospectus. The Fund has an average credit rating of "AA".

                            LOOKING AHEAD
                              Going forward, the Fund will maintain its maturity
                            and duration targets. The Fund will continue to seek excess returns by selecting securities based on their relative value versus the market as a whole.

LOGO   ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

"THE PENNSYLVANIA ECONOMY HAS
REMAINED ROBUST AND HAS
SHOWN RECENT GAINS IN TERMS OF
IMPROVING UNEMPLOYMENT RATES
RELATIVE TO THE NATIONAL
AVERAGE."

                        TOTAL RETURNS as of 11/30/96 (5)

                                       Six Months       1-Year     Since Inception (2,4)
                                       ----------      --------    -------------------
Armada Pennsylvania Municipal Fund
Institutional Shares (1)               4.63%           4.59%           5.67%

Armada Pennsylvania Municipal Fund
Retail Shares
  With Sales Charge                    1.49%            1.42%          4.28%
  Without Sales Charge                 4.61%            4.57%          5.66%

-----------------
Past performance is not predictive of future performance.



                       GROWTH OF A $10,000 INVESTMENT (3)

                                        May-1994    Nov-1994    May-1995    Nov-1995    May-1996    Nov-1996
                                       ----------  ---------   ----------  ----------  ----------  ----------
Lehman Brothers Seven-Year
  Municipal Bond Index                 $10,000.00  $9,712.05   $10,682.68  $11,195.03  $11,176.93  $11,781.00

Armada Pennsylvania Municipal Fund
  (Institutional shares)                10,000.00   9,818.75    10,518.74   11,176.93   10,857.95   11,360.85

Armada Pennsylvania Municipal Fund
  (Retail Shares with sales charge)      9,725.00   9,523.51    10,202.44   11,781.00   10,531.47   11,016.72


1 Institutional shares are sold primarily to Banks and clients of National Asset Management
  Corporation ("NAM") customers. Certain account level charges may apply.

2 The Armada Pennsylvania Municipal Fund date of inception was August 10, 1994 for Institutional shares and September 11, 1996 for Retail shares.

3 The return and principal value of an investment will fluctuate. When redeemed, shares may be worth more or less than their original cost.

4 Annualized.

5 The performance history for the Predecessor Fund has been carried over to both the Institutional and Retail classes.


[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
OHIO -- 98.8%
  Akron General Obligation
      4.50%............. 12/01/05  $      500  $   482,500
  Akron Waterworks Revenue
      5.15%............. 03/01/01         500      515,000
      4.90%............. 03/01/08         500      490,000
  Allen County General Obligation
      4.95%............. 12/01/04         500      513,750
  Avon Lake Water Revenues
      4.80%............. 10/01/03         345      350,175
  Beavercreek Local School
    District
      5.25%............. 12/01/07       1,130    1,169,550
  Brown County General Obligation
      5.20%............. 12/01/04         455      475,475
  Butler County Sewer System
    Revenue
      6.00%............. 12/01/04         500      541,250
  Cincinnati City School District
    RANS
      5.60%............. 06/15/97         500      504,925
  Cincinnati General Obligation
      5.25%............. 12/01/97         400      405,824
      5.375%............ 12/01/97         250      253,945
      5.25%............. 12/01/98         250      256,562
      5.375%............ 12/01/99         250      259,688
      4.50%............. 12/01/01       1,000    1,012,500
  Clermont County Waterworks
    Revenue
      5.30%............. 12/01/05         500      525,000
  Cleveland Heights General
    Obligation
      5.40%............. 12/01/00         900      941,625
  Cleveland Waterworks
      5.40%............. 01/01/06         500      525,625
  Columbus General Obligation
      5.45%............. 01/01/98         900      915,462
      5.25%............. 05/01/02       1,000    1,050,000
      5.30%............. 05/01/03       1,000    1,052,500
      5.70%............. 07/01/04         300      322,875

                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
  Columbus Ohio City School
    District
      6.65%............. 12/01/12  $      900  $ 1,021,500
  Columbus Sewer Revenue
      6.20%............. 06/01/04       1,500    1,642,500
  Columbus Water System Revenue
      5.80%............. 02/15/01         500      531,250
      6.00%............. 11/01/02         330      360,113
  Cuyahoga County General
    Obligation
      4.50%............. 10/01/00         500      505,625
      5.00%............. 10/01/05       1,610    1,638,175
  Cuyahoga County Hospital
    Revenues (Cleveland Clinic)
      6.00%............. 11/15/03         890      961,200
      6.125%............ 11/15/04         840      914,550
  Cuyahoga County Hospital
    University Series A
      5.25%............. 01/15/08       1,500    1,522,500
  Delaware County General
    Obligation
      5.25%............. 12/01/06         500      511,250
  Delaware Ohio City School
    District
      5.25%............. 12/01/06         500      521,875
  Franklin County General
    Obligation
      4.85%............. 12/01/03       1,500    1,543,125
      6.00%............. 12/01/03         500      545,625
      5.05%............. 12/01/05       2,000    2,072,500
      6.375%............ 12/01/17         500      554,375
  Franklin County Hospital
    Revenue
      4.50%............. 12/01/20       1,000    1,000,000
  Franklin County Hospital
    Revenue (Grant Medical
    Center)
      6.25%............. 12/01/97         500      510,000
  Gahanna-Jefferson City School
    District General Obligation
      5.40%............. 12/01/04         280      290,500

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
OHIO (CONTINUED)
  Granville Local School District
    General Obligation
      4.65%............. 12/01/05  $      500  $   495,625
  Greene County Water Works
    Systems Revenue
      5.30%............. 12/01/05         500      519,375
  Hamilton County General
    Obligation
      5.75%............. 12/01/01         250      265,938
      5.00%............. 12/01/08         675      667,406
  Hamilton County Sewer Revenue
      6.20%............. 12/01/00       1,000    1,073,750
      5.30%............. 12/01/06       1,000    1,046,250
  Hilliard City Schools
    General Obligation
      5.30%............. 12/01/99         250      259,062
      5.90%............. 12/01/04       1,000    1,068,750
  Hudson Local School District
    General Obligation
      5.00%............. 12/15/02         500      517,500
  Kenston Local School District
    General Obligation
      5.55%............. 12/01/03         500      520,625
  Kent State University
    General Receipts
      6.15%............. 05/01/04         250      273,438
  Kettering General Obligation
      5.15%............. 12/01/05         550      565,125
  Lake County General Obligation
      5.30%............. 12/01/98         250      256,562
  Lebanon City Schools
    General Obligation
      4.65%............. 12/01/99         750      767,812
  Loveland City School District
    General Obligation
      6.00%............. 12/01/00         250      263,438
  Marysville Exempted Local
    School District General
    Obligation
      5.10%............. 12/01/04         500      515,625
  Miami University General
    Receipts
      5.40%............. 12/01/05       1,000    1,040,000
  Miamisburg Sewer System Revenue
      5.00%............. 11/15/08         500      500,000
                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
  Montgomery County Solid Waste
    Revenue
      5.125%............ 11/01/08  $      500  $   505,000
  Newark General Obligation
      5.45%............. 12/01/02       1,000    1,052,500
  North Canton City School
    District General Obligation
      5.25%............. 12/01/01         500      521,875
  Northeast Ohio Regional Sewer
    Revenue
      6.40%............. 11/15/03         250      276,250
      6.50%............. 11/15/16         500      555,000
  Ohio Higher Education Facility
    (University of Dayton)
      5.875%............ 12/01/04         250      266,563
  Ohio Public Facilities
    (Mental Health)
      5.00%............. 12/01/02       1,000    1,035,000
  Ohio St Pub Facs Commn Mental
    Health Facs -- Ser A
      6.80%............. 12/01/02       2,000    2,177,500
  Ohio State Building Authority
      5.20%............. 10/01/04         500      516,250
  Ohio State Capital Facilities
    General Obligation Series A
      5.40%............. 10/01/07       1,000    1,036,250
  Ohio State Higher Educational
    Facility Denison University
    Project
      5.25%............. 11/01/09         500      501,250
  Ohio State Public Facilities
    (Higher Education)
      5.50%............. 12/01/00         500      520,000
      4.625%............ 12/01/01         500      508,125
      4.80%............. 05/01/02         530      537,288
      5.20%............. 05/01/06         500      516,875
  Ohio State Public Facilities
    Commission Higher Education
    Capital Facilities Series
    II-A
      5.20%............. 05/01/07       1,000    1,027,500
      4.25%............. 12/01/07       1,000      940,000
      4.50%............. 11/01/08       1,000      950,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
OHIO (CONTINUED)
  Ohio State University General
    Receipt Bond Series A2
      5.15%............. 12/01/00  $      250  $   258,750
  Ohio State University General
    Receipts
      5.40%............. 12/01/02       1,500    1,580,625
      4.70%............. 12/01/05       1,000      996,250
  Ohio State Water Development
    Authority
      5.00%............. 12/01/98       1,500    1,535,625
      5.90%............. 06/01/00         500      525,000
      5.50%............. 12/01/01       1,000    1,057,500
      5.90%............. 12/01/02         320      342,400
      5.55%............. 06/01/04       1,000    1,065,000
      5.75%............. 12/01/05         500      539,375
      5.60%............. 06/01/07       1,500    1,595,625
      5.00%............. 12/01/07       1,000    1,005,000
  Ohio State Water Development
    Authority Pollution Control
    Facilities
      5.05%............. 06/01/07         500      502,500
  Perry Local School District
    General Obligation
      4.35%............. 06/01/99         750      749,062
  Portage County General
    Obligation
      6.00%............. 12/01/03         915      965,325
  Richland County General
    Obligation
      5.20%............. 12/01/08         515      520,150
  Solon General Obligation
      5.30%............. 12/01/03         210      220,238
      5.50%............. 12/01/04         220      232,100
  Springfield Local School
    District General Obligation
      6.10%............. 12/01/03         250      271,250
                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
  State of Ohio General
    Obligation
      5.00%............. 05/15/97  $      500  $   503,250
      5.70%............. 05/15/98         500      513,750
      5.00%............. 05/15/99       1,000    1,026,250
      5.00%............. 08/01/00         500      516,250
      4.60%............. 05/15/01         500      509,375
      5.15%............. 09/01/01         500      521,250
      4.70%............. 05/15/02       2,000    2,045,000
      4.70%............. 08/01/03       1,000    1,017,500
  State of Ohio Highways
      4.80%............. 05/15/99       1,000    1,020,000
      4.75%............. 05/15/02       2,000    2,040,000
  Strongsville Ohio
      5.90%............. 12/01/15       1,575    1,624,218
  Strongsville Ohio City School
    District
      5.15%............. 12/01/08       1,000    1,026,250
  University of Cincinnati
    General Receipts
      5.70%............. 06/01/03         250      263,750
      4.75%............. 06/01/04         500      498,125
      5.80%............. 06/01/04         200      212,250
  University of Cincinnati
    General Receipts Series W
      5.70%............. 06/01/12       1,240    1,267,900
  Upper Arlington City School
    District General Obligation
      6.00%............. 12/01/05         670      737,000
  Upper Arlington
    General Obligation
      6.20%............. 12/01/01         270      293,625
  Vandalia Ohio
      5.35%............. 12/01/09         505      515,100
  West Clermont Local School
    District
      5.65%............. 12/01/08       1,030    1,095,663
  Westerville General Obligation
      5.60%............. 12/01/01         325      344,500
  Westlake General Obligation
      5.30%............. 12/01/03         500      520,000
  Worthington City School
    District General Obligation
      5.80%............. 12/01/01       1,200    1,278,000
      5.85%............. 12/01/02         500      536,875

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                      PAR
                         MATURITY    (000)        VALUE
                         --------  ----------  -----------
OHIO (CONTINUED)
  Wright State University General
    Receipts
      4.90%............. 05/01/05  $      500  $   505,000
  Youngstown Public Housing
    Authority -- U.S. Government
    Backed
      5.25%............. 07/01/98         670      679,211
  Youngstown School District
    Revenue
      5.40%............. 06/15/98       1,000    1,011,470
                                               ------------
    TOTAL MUNICIPAL BONDS
      (Cost $87,039,488).....................   89,353,738
                                               ------------

                                   NUMBER OF
                                     SHARES       VALUE
                                   ----------  -----------
TEMPORARY INVESTMENT -- 1.2%
  Ohio Municipal Cash Trust
    (Cost $1,074,072)............   1,074,072  $ 1,074,072
                                               -----------
TOTAL INVESTMENTS -- 100.0%                    $90,427,810
    (Cost $88,113,560*)                        ===========

---------------
* Also cost for Federal income tax purposes.

The gross unrealized appreciation
(depreciation) for Federal income tax
purposes is as follows:
  Gross appreciation.........................  $ 2,393,285
  Gross depreciation.........................      (79,035)
                                               -----------
                                               $ 2,314,250
                                               -----------

RAN -- Revenue Anticipation Note

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS
                            ARMADA OHIO TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 FOR THE
                             SIX MONTHS ENDED
                            NOVEMBER 30, 1996               FOR THE YEAR                 FOR THE YEAR
                               (UNAUDITED)               ENDED MAY 31, 1996           ENDED MAY 31, 1995
                         ------------------------     ------------------------     ------------------------
                         INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL
                         -------------     ------     -------------     ------     -------------     ------
Net asset value,
 beginning of period.....   $   10.70     $10.66       $    10.74      $10.70         $ 10.57        $10.53
                              ------      ------           ------      ------          ------        ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income...         .25        .25              .50         .50             .50           .50
 Net gain/(loss) on
   securities (realized
   and unrealized).......         .28        .28             (.04)       (.04)            .17           .17
                              ------       ------          ------       ------         ------         ------
   Total from investment
    operations...........         .53        .53              .46         .46             .67           .67
                              ------       ------          ------       ------         ------         ------
LESS DISTRIBUTIONS
 Dividends from net
   investment income.....        (.25)      (.25)            (.50)       (.50)           (.50)         (.50)
 Dividends in excess of
   net investment
   income................        (.00)      (.00)            (.00)       (.00)           (.00)         (.00)
 Dividends in excess of
   net realized capital
   gains.................        (.00)      (.00)            (.00)       (.00)           (.00)         (.00)
                              ------       ------          ------       ------         ------         ------
   Total distributions...        (.25)      (.25)            (.50)       (.50)           (.50)         (.50)
                              ------       ------          ------       ------         ------         ------
Net asset value, end of
 period..................   $   10.98     $10.94        $   10.70      $10.66         $ 10.74        $10.70
                         ===============   =======    ===============   =======    ===============   =======
TOTAL RETURN.............       10.33%(4)  10.36%(4,5)       4.36%       4.35%(5)        6.61%         6.64%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in 000's)..............   $  85,327     $5,201        $  82,886      $2,869         $71,996        $3,168
Ratio of expenses to
 average net assets......         .24%(1,4)  .24%(2,4)        .26%(1)     .26%(2)         .24%(1)       .24%(2)
Ratio of net investment
 income to average net
 assets..................        4.71%(1,4) 4.66%(2,4)       4.68%(1)    4.68%(2)        4.82%(1)      4.82%(2)
Portfolio turnover
 rate....................           8%         8%              10%         10%              3%            3%

                                      FOR THE YEAR
                                     ENDED MAY 31, 1994                    FOR THE YEAR                 FOR THE YEAR
                                                                        ENDED MAY 31, 1993           ENDED MAY 31, 1992
                                --------------------------------     ------------------------     ------------------------
                                INSTITUTIONAL             RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL(3)
                                -------------             ------     -------------     ------     -------------     ------
Net asset value,
 beginning of period.....           $ 10.84              $10.80         $ 10.33       $10.30         $ 10.14       $10.14
                                     ------              ------          ------       ------          ------       ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income...               .52                 .52             .51          .51             .19          .46
 Net gain/(loss) on
   securities (realized
   and unrealized).......              (.26)               (.26)            .56          .54             .15          .16
                                     ------               ------         ------        ------         ------        ------
   Total from investment
    operations...........               .26                 .26            1.07         1.05             .34          .62
                                     ------               ------         ------        ------         ------        ------
LESS DISTRIBUTIONS
 Dividends from net
   investment income.....              (.52)               (.52)           (.51)        (.51)           (.15)        (.46)
 Dividends in excess of
   net investment
   income................              (.00)               (.00)           (.05)        (.04)           (.00)        (.00)
 Dividends in excess of
   net realized capital
   gains.................              (.01)               (.01)           (.00)        (.00)           (.00)        (.00)
                                     ------               ------         ------        ------         ------        ------
   Total distributions...              (.53)               (.53)           (.56)        (.55)           (.15)        (.46)
                                     ------               ------         ------        ------         ------        ------
Net asset value, end of
 period..................           $ 10.57              $10.53         $ 10.84       $10.80         $ 10.33       $10.30
                                ===============           =======    ===============   =======    ===============   =======
TOTAL RETURN.............              2.28%               2.29%(5)       10.36%       10.27%(5)        8.23%        6.22%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in 000's)..............           $63,133              $2,725         $40,080       $1,466         $10,453        $ 437
Ratio of expenses to
 average net assets......               .33%(1)             .33%(2)         .09%(1)      .09%(2)         .73%(1)      .93%(2)
Ratio of net investment
 income to average net
 assets..................              4.54%(1)            4.54%(2)        5.00%(1)     5.00%(2)        4.56%(1)     4.49%(2)
Portfolio turnover
 rate....................                 2%                  2%             11%          11%              1%           1%

(1)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1996 would have been .79% and 4.16%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .80% and 4.26%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, 1993 and 1992 would have been .88% and 3.99%, .64% and 4.45%, and 1.28% and 4.01%, respectively.

(2)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .78% and 4.11%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .78% and 4.27%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, 1993 and for the period ended May 31, 1992 would have been .88% and 3.99%, .64% and 4.45%, and 1.48% and 3.94%, respectively.

(3)Retail class commenced operations on April 15, 1991.

(4)Annualized.

(5)Total Return excludes sales charge.

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- 99.9%
  Allegheny County Higher
    Education Building
    Authority Revenue Bond
    (Duquesne University
    Project), AMBAC Insured
      6.50%........... 03/01/10  $      380  $      438,900
  Allegheny County Hospital
    Development Authority
    Revenue Bond (Magee Woman's
    Hospital Project), Series
    O, Escrowed
      10.125%......... 10/01/02         145         168,200
  Allegheny County Industrial
    Development Authority
    Revenue Bond
      5.25%........... 12/01/00         705         705,000
  Allegheny County Sanitation
    Authority Sewer Revenue
    Bond, FGIC Insured
      0.00%........... 12/01/08       2,750       1,505,624
  Bradford Area School District
    General Obligation, FGIC
    Insured
      5.25%........... 10/01/07       1,000       1,030,000
  Bucks County Water & Sewer
    Authority Revenue Bond,
    FGIC Insured
      6.15%........... 12/01/05         455         490,263
  Butler County Sewer Authority
    Revenue Prerefunded Bond
      7.25%........... 01/01/04         120         133,050
  Cumberland County Revenue
    Bond (Messiah College
    Project), AMBAC Insured
      5.00%........... 10/01/07       1,000       1,002,500
  Dauphin County General
    Authority Revenue Bonds
    (Health Center Project)
    AMBAC Insured
      5.15%........... 01/01/97       1,000       1,000,440
      5.40%........... 06/01/02         800         800,000

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
  Delaware River Port Authority
    Revenue Bond (PA & NJ
    Bridges), AMBAC Insured
      7.375%.......... 01/01/99  $    1,500  $    1,616,250
  Delaware River Port Authority
    Revenue Bond (PA & NJ
    Bridges), Escrowed To
    Maturity
      6.00%........... 01/15/10         655         680,381
  East Pennsboro Area School
    District General Obligation
    Unlimited, FGIC Insured
      0.00%........... 09/01/98         100          56,875
  Erie County Prison Authority
    Lease Prerefunded Revenue
    Bond, Series 1991, MBIA
    Insured
      6.60%........... 11/01/01       1,000       1,098,750
  Greene County Industrial
    Development Authority
    Pollution Control Revenue
    Bond
      6.10%........... 02/01/07         125         125,483
  Lancaster County General
    Obligation FGIC Insured
      5.90%........... 12/04/96         500         500,830
      6.10%........... 07/01/97         100         100,127
  Lower Providence Township
    General Obligation, MBIA
    Insured
      5.00%........... 05/01/07         215         213,656
  Middletown Township, Bucks
    County Special Obligation,
    Escrowed To Maturity
      6.10%........... 10/01/00         335         343,794
  Monroeville Hospital
    Authority Revenue Bond
    (East Suburban Health
    Center Project)
      7.60%........... 07/01/04       1,030       1,158,750

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA (CONTINUED)
  Montgomery County Hospital
    Authority Revenue Bond
    (Suburban General Hospital
    Project), Escrowed To Maturity
      7.75%........... 05/01/02  $      155  $      168,175
  Northampton County Higher
    Education Authority Revenue
    Bond (Lehigh University
    Project)
      5.50%........... 09/01/98       1,030       1,054,462
  Pennsbury School District
    General Obligation Revenue
    Bond, Series A
      5.10%........... 07/15/99         500         501,920
  Pennsylvania State General
    Obligation, Series 1
      6.20%........... 03/15/04         900         982,125
  Pennsylvania State Higher
    Education Authority Revenue
    Bond (Student Loan), Series
    A, FGIC Insured
      6.80%........... 12/01/00         200         215,250
  Pennsylvania State Higher
    Education Facilities
    Authority Revenue Bonds
    (University of Pennsylvania
    Project)
      6.50%........... 09/01/04         250         279,688
      5.25%........... 01/01/06         100         102,125
  Pennsylvania State Higher
    Education Facilities
    Authority Revenue Bond
    (University of
    Pennsylvania), Series A
      5.55%........... 09/01/09       1,300       1,334,124
  Pennsylvania State Higher
    Educational Facilities
    Authority Revenue Bonds
    (Drexel University Project)
      4.25%........... 08/01/98         175         175,656
      4.50%........... 08/01/99         185         185,925
      4.65%........... 08/01/00         200         201,750
      4.85%........... 08/01/01         225         227,531
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
  Pennsylvania State Housing
    Finance Agency Revenue Bond
    (Single Family Mortgage),
    Series P
      7.20%........... 04/01/00  $       50  $       52,183
  Pennsylvania State Housing
    Finance Agency Revenue Bond
    (Single Family Mortgage),
    Series Z
      7.00%........... 10/01/02          50          53,063
  Pennsylvania State Housing
    Finance Agency Revenue
    Bonds (Rental Housing
    Project)
      5.00%........... 01/01/98         450         453,821
      5.15%........... 07/01/03         400         407,000
  Pennsylvania State Industrial
    Development Authority
    Revenue Bond (Economic
    Development Project) AMBAC
    Insured
      5.80%........... 07/01/09         450         480,938
  Pennsylvania State
    Infrastructure Investment
    Authority Revenue Bond
    (Pennvest), Subseries B
      6.45%........... 09/01/04       1,500       1,661,250
  Pennsylvania State
    Intergovernmental Co-Op
    Authority Special Tax
    Revenue Prerefunded Bond
    (City of Philadelphia
    Funding Project)
      6.80%........... 06/15/02         500         556,875
  Pennsylvania State Turnpike
    Commission Revenue Bond,
    Series K, FGIC Insured
    Escrowed to Maturity
      7.25%........... 12/01/99       1,230       1,336,087
  Pennsylvania State Turnpike
    Commission Revenue Bond,
    Series O, FGIC Insured
      5.25%........... 12/01/01       1,010       1,050,400

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA (CONTINUED)
  Philadelphia Children's
    Hospital & Higher Educational
    Facilities Authority Revenue
    Prerefunded Bond, Series A
      6.50%........... 02/15/02  $      200  $      222,000
  Philadelphia Gas Works
    Revenue Prerefunded Bond,
    Series 13
      7.70%........... 06/15/01         460         530,150
  Philadelphia Gas Works
    Revenue Bond, Series 14,
    FSA Insured
      6.25%........... 07/01/08         300         331,875
  Philadelphia Hospital &
    Higher Education Facilities
    Authority Revenue Bond
    (Children's Hospital
    Project), Series A
      5.10%........... 02/15/03         500         514,375
  Philadelphia Hospital Revenue
    Bond (Graduate Hospital
    Project), Escrowed To
    Maturity
      7.00%........... 07/01/10         400         442,000
  Philadelphia School District
    General Obligation, Series
    A, MBIA Insured
      5.80%........... 07/01/08         465         492,319
  Philadelphia Thomas Jefferson
    University Hospital Revenue
    Bond, Escrowed To Maturity
      7.00%........... 07/01/08         205         225,500
  Philadelphia Water &
    Waste Authority
    Revenue Bonds,
    MBIA Insured
      6.75%........... 08/01/03         200         226,000
      5.50%........... 06/15/07       1,500       1,578,749
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
  Pittsburgh & Allegheny County
    Auditorium Authority
    Revenue Bond
      6.40%........... 12/01/01  $      800  $      807,528
  Pittsburgh General Obligation
    Series A, MBIA Insured
      5.50%........... 09/01/06         955         996,781
  Scranton-Lackawanna Health &
    Welfare Authority Revenue
    Bond, Escrowed To Maturity
      6.625%.......... 07/01/09         545         592,006
  Seneca Valley School District
    General Obligation, Series
    A, FGIC Insured
      5.70%........... 07/01/06       1,000       1,045,000
  Southeastern Pennsylvania
    Transportation Authority
    Revenue Bond (Lease
    Project)
      5.75%........... 12/01/04         775         783,758
  Swarthmore Borough College
    Authority Revenue Bond
      6.00%........... 09/15/06         855         920,194
  Tyrone School District
    General Obligation, MBIA
    Insured
      5.70%........... 09/15/08       1,250       1,282,813
  Union City Higher Educational
    Facilities Financing
    Authority Revenue Bond
    (Bucknell University
    Project), MBIA Insured
      6.20%........... 04/01/04       1,000       1,073,750
                                             --------------
  TOTAL MUNICIPAL BONDS                          36,714,019
                                             --------------
    (Cost $35,643,992)

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                   NUMBER
                                 OF SHARES       VALUE
                                 ----------  --------------
TEMPORARY INVESTMENT -- 0.1%
  Federated Investors
    Pennsylvania Municipal
    Bond Fund
    (Cost $38,566)                   38,566  $       38,566
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $35,682,558*)                        $   36,752,585
                                              =============

---------------
* Also cost for Federal income tax purposes.

The gross unrealized appreciation
(depreciation) for Federal income tax
purposes is as follows:
  Gross appreciation.......................  $    1,090,537
  Gross depreciation.......................         (20,510)
                                             --------------
                                             $    1,070,027
                                             --------------

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1996(9)          FOR THE                           FOR THE PERIOD
                                          (UNAUDITED)             PERIOD ENDED      FOR THE YEAR          ENDED
                                   --------------------------       MAY 31,            ENDED            APRIL 30,
                                   INSTITUTIONAL     RETAIL(6)      1996(8)        APRIL 30, 1996        1995(5)
                                   -------------     --------     ------------     --------------     --------------
Net asset value, beginning of
  period.........................    $   10.08       $  10.13       $  10.12          $  10.04           $  10.00
                                   -------------     --------     ------------     --------------     --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........          .22            .10            .04               .43                .29
  Net gain/(loss) on securities
    (realized and unrealized)....          .24            .19           (.04)              .08                .04
                                   -------------     --------     ------------     --------------     --------------
    Total from investment
      operations.................          .46            .29            .00               .51                .33
                                   -------------     --------     ------------     --------------     --------------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.......................         (.22)          (.10)          (.04)             (.43)              (.29)
                                   -------------     --------     ------------     --------------     --------------
    Total distributions..........         (.22)          (.10)          (.04)             (.43)              (.29)
                                   -------------     --------     ------------     --------------     --------------
Net asset value, end of period...    $   10.32       $  10.32       $  10.08          $  10.12           $  10.04
                                   ============      =========    =============    =============      =============
TOTAL RETURN.....................         9.45%(3)       9.40%(3,7)     (.03)%(4,7)       5.06%(7)           3.38%(4,7)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's).......................    $  37,111       $     85       $ 38,733          $ 38,809           $ 34,638
  Ratio of expenses to average
    net assets...................          .88%(1,3)     1.01%(2,3)      .85%(1,3)         .85%(1)            .85%(1,3)
  Ratio of net investment income
    to average net assets........         4.35%(1,3)     4.24%(2,3)     4.32%(1,3)        4.16%(1)           4.05%(1,3)
  Portfolio turnover rate........           21%            21%             0%               22%                 4%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and other service providers for the Institutional class for the periods ended November 30, 1996 and May 31, 1996, for the year ended April 30, 1996, and for the period ended April 30, 1995 would have been 1.16% and 4.07%, 1.31% and 3.86%, 1.24% and 3.77%, and
    1.36% and 3.54%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been 1.02% and 4.23%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Predecessor Fund commenced operations on August 10, 1994.

(6) Retail class commenced operations on September 11, 1996.

(7) Total Return excludes sales charge.

(8)As the Predecessor Fund changed its fiscal year end from April 30 to May 31, the results of the operations of the Predecessor Fund from May 1, 1996 to May 31, 1996 are presented here.

(9)Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 1996
(unaudited)

                                                                                      OHIO             PENNSYLVANIA
                                                                                 TAX EXEMPT FUND      MUNICIPAL FUND
                                                                                 ---------------      --------------
ASSETS
Investments at value (Cost $88,113,560 and $35,682,558, respectively).........     $90,427,810         $ 36,752,585
Interest and dividends receivable.............................................       1,751,331              692,648
Receivable for Fund shares sold...............................................         210,000                   --
Prepaid expenses..............................................................           1,013                9,747
                                                                                   -----------          -----------
TOTAL ASSETS..................................................................      92,390,154           37,454,980
                                                                                   -----------          -----------
LIABILITIES
Dividends Payable -- Institutional class......................................         312,456              131,390
Dividends Payable -- Retail class.............................................          14,026                  227
Payable for Fund shares redeemed..............................................              --               65,705
Payable for investments purchased.............................................       1,500,134                   --
Accrued expenses..............................................................          35,702               61,414
                                                                                   -----------          -----------
TOTAL LIABILITIES.............................................................       1,862,318              258,736
                                                                                   -----------          -----------
NET ASSETS....................................................................     $90,527,836         $ 37,196,244
                                                                                   ===========          ===========
NET ASSETS CONSIST OF:
Paid-in capital...............................................................     $88,195,859         $ 35,996,626
Undistributed net realized gain on investments sold...........................          17,727              129,591
Net unrealized appreciation on investments....................................       2,314,250            1,070,027
                                                                                   -----------          -----------
                                                                                   $90,527,836         $ 37,196,244
                                                                                   ===========          ===========
Net Assets -- Institutional class.............................................     $85,326,843         $ 37,110,783
Shares outstanding -- Institutional class.....................................       7,773,694            3,595,630
Net asset value, Offering price and Redemption price per
  share -- Institutional class................................................     $     10.98         $      10.32
                                                                                   ===========          ===========
Net Assets -- Retail class....................................................     $ 5,200,993         $     85,461
Shares outstanding -- Retail class............................................         475,557                8,280
Net asset value and Redemption price per share -- Retail class................     $     10.94         $      10.32
                                                                                   ===========          ===========
Maximum sales charge -- Retail class..........................................           3.00%                3.00%
Maximum offering price per Retail share.......................................     $     11.28         $      10.64
                                                                                   ===========          ===========

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
(unaudited)

                                                                                                       PENNSYLVANIA
                                                                                      OHIO              MUNICIPAL
                                                                                 TAX EXEMPT FUND         FUND(1)
                                                                                 ---------------      --------------
INVESTMENT INCOME:
  Interest....................................................................     $ 2,141,184         $    985,846
                                                                                    ----------           ----------
EXPENSES:
  Investment Advisory fees....................................................         238,180              119,353
  Administration fees.........................................................          43,305               27,207
  12b-1 fees..................................................................          17,322               26,951
  Transfer Agent fees.........................................................          10,280               11,899
  Custodian fees..............................................................           8,727                1,891
  Miscellaneous...............................................................           8,165               10,623
  Registration and filing fees................................................           4,418                1,738
  Legal fees..................................................................           3,792                  977
  Printing and shareholder reports............................................           3,038                3,316
  Distribution fees...........................................................           2,533                  501
  Audit fees..................................................................           1,370               11,028
  Trustees' fees..............................................................           1,260                1,160
  Insurance...................................................................             487                  189
  Shareholder servicing fees -- Retail class only.............................              --                   19
  Amortization of organization costs..........................................              --                1,811
  Fees waived.................................................................              --              (26,110)
  Fees waived by Investment Adviser...........................................        (238,180)             (27,254)
                                                                                    ----------           ----------
  Total expenses..............................................................         104,697              165,299
                                                                                    ----------           ----------
NET INVESTMENT INCOME.........................................................       2,036,487              820,547
                                                                                    ----------           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold.......................................          25,434               47,509
  Net change in unrealized appreciation on investments........................       2,268,452              846,353
                                                                                    ----------           ----------
  Net gain on investments.....................................................       2,293,886              893,862
                                                                                    ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................     $ 4,330,373         $  1,714,409
                                                                                    ==========           ==========

(1) Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF CHANGES IN NET ASSETS

                                                                                      PENNSYLVANIA MUNICIPAL FUND
                                                  OHIO TAX EXEMPT FUND           -------------------------------------
                                            ---------------------------------         FOR THE
                                                 FOR THE                          SIX MONTHS ENDED
                                            SIX MONTHS ENDED       FOR THE          NOVEMBER 30,       FOR THE PERIOD
                                            NOVEMBER 30, 1996     YEAR ENDED          1996(1)            MAY 1, 1996
                                               (UNAUDITED)       MAY 31, 1996       (UNAUDITED)        TO MAY 31, 1996
                                            -----------------    ------------    ------------------    ---------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income..................      $ 2,036,487       $ 3,786,923        $    820,547         $   142,421
  Net realized gain on investments
    sold.................................           25,434            82,782              47,509               7,631
  Net change in unrealized appreciation
    on investments.......................        2,268,452          (647,617)            846,353            (159,492)
                                            -----------------    ------------    ------------------    ---------------
Net increase/(decrease) in net assets
  resulting from operations..............        4,330,373         3,222,088           1,714,409              (9,440)
                                            -----------------    ------------    ------------------    ---------------
Distributions to shareholders from net
  investment income......................       (2,036,487)       (3,786,923)           (820,547)           (142,421)
Increase/(decrease) in net assets derived
  from capital share transactions........        2,479,312        11,155,681          (2,430,691)             75,690
                                            -----------------    ------------    ------------------    ---------------
Total increase/(decrease) in net
  assets.................................        4,773,198        10,590,846          (1,536,829)            (76,171)
                                            -----------------    ------------    ------------------    ---------------
NET ASSETS:
Beginning of period......................       85,754,638        75,163,792          38,733,073          38,809,244
                                            -----------------    ------------    ------------------    ---------------
End of period............................      $90,527,836       $85,754,638        $ 37,196,244         $38,733,073
                                            ===================  =============   ====================  ===============

(1) Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue thirty-two classes of shares of beneficial interest, each of which evidences an interest in one of 16 investment funds:

  Money Market Fund
(Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares)

  Government Fund
(Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares)

  Treasury Fund
(Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares)

  Tax Exempt Fund
(Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares)

  Equity Fund
(Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares)

  Fixed Income Fund
(Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares)

  Ohio Tax Exempt Fund
(Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares)

  National Tax Exempt Fund
(Class L "Institutional" Shares and Class L-Special Series 1 "Retail" shares)

  Equity Income Fund
(Class M "Institutional" Shares and Class M-Special Series 1 "Retail" shares)

  Mid Cap Regional Fund
(Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares)

  Enhanced Income Fund
(Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares)

  Total Return Advantage Fund
(Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares)

  Pennsylvania Tax Exempt Fund
(Class Q "Institutional" shares and Class Q-Special Series 1 "Retail" shares)

  Intermediate Government Fund
(Class R "Institutional" shares and Class R-Special Series 1 "Retail" shares)

  GNMA Fund
(Class S "Institutional" shares and Class S-Special Series 1 "Retail" shares)

  Pennsylvania Municipal Fund
(Class T "Institutional" shares and Class T-Special Series 1 "Retail" shares)

  As of the date of this report, the National Tax Exempt Fund has not commenced operations.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor"). On May 2, 1996, the execution of new investment advisory agreements between Inventor and affiliates of National City received shareholder approval.

  On February 15 and March 18, 1996, the respective Boards of Trustees of the Trust and Inventor each approved the Agreement and Plan of Reorganization between the Trust and Inventor (the "Agreement"). Subsequently, a proxy solicitation to

[LOGO]                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

approve the components of the Agreement was executed, the results of which for each of the Inventor Funds are listed below:

                                    SHARES VOTED
                           ------------------------------   PERCENT
                              FOR       AGAINST   ABSTAIN    VOTED
                           ----------   -------   -------   -------
Inventor Pennsylvania
  Tax-Exempt Money Market
  Fund...................  36,822,578   95,225    267,862      54%
Inventor Pennsylvania
  Municipal Bond Fund....   3,386,184       --      3,300      88%
Inventor Intermediate
  Government Securities
  Fund...................   8,128,329    2,217     12,189      91%
Inventor GNMA Securities
  Fund...................   5,504,614    7,087     14,280      92%
Inventor Equity Growth
  Fund...................   4,185,300    6,923      2,554      92%

  The Reorganization was executed on September 9, 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Municipal Bond Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $36,673,181 in exchange for shares of Armada Pennsylvania Municipal Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended. The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Municipal Fund for the six months ended November 30, 1996 include those of the Predecessor Fund.

  In accordance with Agreement provisions, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust absorbed approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various Funds in the Trust.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies followed by the Ohio Tax Exempt and Pennsylvania Municipal Funds (the "Funds") in preparation of their financial statements.

  PORTFOLIO VALUATION: Securities for which market quotations are readily available are valued at their market values determined on the basis of the mean between their current available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities and other assets for which quotations are not readily available are valued at their fair market value under procedures approved by the Board of Trustees. Short-term investments having maturities of 60 days or less are generally valued on the basis of amortized cost.

  The Ohio Tax Exempt and Pennsylvania Municipal Funds each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to declare dividends daily

[LOGO]               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

from net investment income and to pay such dividends no later than five business days after the end of the month. Net investment income of the Funds consists of interest accrued and original issue discount earned, less amortization of any market premium and accrued expenses.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and realized net capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

2.  INVESTMENT ADVISERS, DISTRIBUTION FEES AND
    OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, National City Bank of Columbus and National City Bank of Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .55% of each Fund's average daily net assets. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Municipal Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continues to serve under an agreement with National City Bank and is entitled to earn a fee pursuant to such agreement. The Advisers may from time to time waive their fees payable by the Fund. For the period ended November 30, 1996, the Advisers have earned and waived the following fees:

                             EARNED       WAIVED
                            --------     --------
  Ohio Tax Exempt Fund...   $238,180     $238,180
  Pennsylvania Municipal
     Fund................    119,353       27,254

  National City Bank, a wholly owned subsidiary of National City Corporation, serves as the Funds' Custodian. National City Bank commenced services as custodian to the Pennsylvania Municipal Fund effective August 5, 1996. National City Bank has earned custodian fees for the period ended November 30, 1996 totaling $8,727 for the Ohio Tax Exempt Fund and $1,636 for the Pennsylvania Municipal Fund.

  440 Financial Distributors, Inc., a wholly-owned subsidiary of The Shareholder Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corp. (the "Distributor"), serves as the Trust's Distributor. Under the Trust's Distribution Agreement and related Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Trust reimburses the Distributor monthly for the direct and indirect expenses incurred by the Distributor in providing Fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average daily net assets of the Trust, inclusive of an annual distribution fee of $250,000 which is payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

  SEI Financial Services Company, a wholly-owned subsidiary of SEI Corporation ("SEI"), served as Distributor to the Pennsylvania Municipal Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

[LOGO]               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Pursuant to the Board of Trustees approval on November 15, 1996, SEI has been appointed as the Trust's Distributor and will commence services as such in 1997.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board Meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the investment funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

  Expenses for the period ended November 30, 1996 include legal fees paid to Drinker Biddle & Reath. A partner of that firm is Secretary of the Trust.

3.  PURCHASES AND SALES OF SECURITIES
  During the six months ended November 30, 1996, purchases and sales of securities, other than short-term investments or U.S. government obligations aggregated $10,324,102 and $7,164,931, respectively, for the Ohio Tax Exempt Fund and aggregated $7,662,429 and $9,048,718 for the Pennsylvania Municipal Fund. There were no purchases or sales of U.S. government securities during the period for either of the Funds.

4.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized below for the Ohio Tax Exempt and the Pennsylvania Municipal Funds.

                                                                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
                                                           ----------------------------------------------------------
                                                               INSTITUTIONAL CLASS                RETAIL CLASS
                                                           ---------------------------      -------------------------
                                                                   (UNAUDITED)                     (UNAUDITED)
                                                             SHARES           VALUE          SHARES          VALUE
                                                           ----------      -----------      --------      -----------
OHIO TAX EXEMPT FUND
Shares sold.............................................      949,346      $10,241,355       292,450      $ 3,096,003
Shares reinvested.......................................        4,737           51,191         8,552           91,864
Shares repurchased......................................     (930,121)      (9,983,823)      (94,697)      (1,017,278)
                                                           ----------      -----------      --------      -----------
Net increase............................................       23,962      $   308,723       206,305      $ 2,170,589
                                                           ==========      ============     =========     ===========
PENNSYLVANIA MUNICIPAL FUND
Shares sold.............................................      158,069      $ 1,604,303         8,249      $    83,564
Shares reinvested.......................................           69              703            31              319
Shares repurchased......................................     (405,637)      (4,119,580)            0                0
                                                           ----------      -----------      --------      -----------
Net increase/(decrease).................................     (247,499)     $(2,514,574)        8,280      $    83,883
                                                           ==========      ============     =========     ===========

[LOGO]                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                        FOR THE YEAR ENDED MAY 31, 1996
                                                           ----------------------------------------------------------
                                                               INSTITUTIONAL CLASS                RETAIL CLASS
                                                           ---------------------------      -------------------------
                                                             SHARES           VALUE          SHARES          VALUE
                                                           ----------      -----------      --------      -----------
OHIO TAX EXEMPT FUND
Shares sold.............................................    2,191,806      $23,827,182        76,941      $   836,692
Shares reinvested.......................................        9,411          102,340        13,782          149,184
Shares repurchased......................................   (1,151,939)     (12,499,876)     (117,369)      (1,259,841)
                                                           ----------      -----------      --------      -----------
Net increase/(decrease).................................    1,049,278      $11,429,646       (26,646)     $  (273,965)
                                                           ==========      ============     =========     ===========

                                                                                          FOR THE ONE MONTH
                                                                                             PERIOD ENDED
                                                                                             MAY 31, 1996
                                                                                       ------------------------
                                                                                       SHARES           VALUE
                                                                                       -------        ---------
PENNSYLVANIA MUNICIPAL FUND
Shares sold.........................................................................    31,343        $ 315,950
Shares reinvested...................................................................        21              210
Shares repurchased..................................................................   (23,796)        (240,575)
                                                                                       -------        ---------
Net increase........................................................................     7,568        $  75,585
                                                                                       =======        ==========

[LOGO]                      ARMADA FUNDS

BOARD OF TRUSTEES           Robert D. Neary
                              Chairman and President
                              Retired Co-Chairman, Ernst & Young
                              Director, Cold Metal Products, Inc.
                              Director, Zurn Industries, Inc.

                            Thomas R. Benua, Jr.
                              Chairman, EBCO Manufacturing Company
                                 and Subsidiaries
                              Vice President and Executive Committee Member,
                                 Ebtech Corp.

                            Leigh Carter
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company
                              Director, Adams Express Company
                              Director, Lamson & Sessions Company
                              Director, Petroleum & Resources Corp.
                              Director, Morrison Products

                            John F. Durkott
                              President and Chief Operating Officer,
                                 Kittle's Home Furnishings Center, Inc.
                              Partner, Kittle's Bloomington Property Company Partner, KK&D

                            Richard W. Furst, Dean
                              Professor of Finance and Dean,
                                 Carol Martin Gatton College of Business
                                 and Economics, University of Kentucky
                              Director, Studio Plus Hotels, Inc.
                              Director, The Seed Corporation
                              Director, Foam Design, Inc.

                            J. William Pullen
                              President and Chief Executive Officer,
                                 Whayne Supply Company
                              President and Chief Executive Officer,
                                 American Contractors Rentals & Sales

                            Richard B. Tullis
                              Chairman Emeritus, Harris Corporation
                              Director, NACCO Materials Handling Group, Inc. Director, Hamilton Beach/Proctor-Silex, Inc. Director, Waste-Quip, Inc.

LOGO   ARMADA FUNDS

BOARD OF TRUSTEES           Robert D. Neary
                              Chairman and President
                              Retired Co-Chairman, Ernst & Young
                              Director, Cold Metal Products, Inc.
                              Director, Zurn Industries, Inc.

                            Thomas R. Benua, Jr.
                              Chairman, EBCO Manufacturing Company
                                 and Subsidiaries
                              Vice President and Executive Committee Member,
                                 Ebtech Corp.

                            Leigh Carter
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company
                              Director, Adams Express Company
                              Director, Lamson & Sessions Company
                              Director, Petroleum & Resources Corp.
                              Director, Morrison Products

                            John F. Durkott
                              President and Chief Operating Officer,
                                 Kittle's Home Furnishings Center, Inc.
                              Partner, Kittle's Bloomington Property Company Partner, KK&D

                            Richard W. Furst, Dean
                              Professor of Finance and Dean,
                                 Carol Martin Gatton College of Business
                                 and Economics, University of Kentucky
                              Director, Studio Plus Hotels, Inc.
                              Director, The Seed Corporation
                              Director, Foam Design, Inc.

                            J. William Pullen
                              President and Chief Executive Officer,
                                 Whayne Supply Company
                              President and Chief Executive Officer,
                                 American Contractors Rentals & Sales

                            Richard B. Tullis
                              Chairman Emeritus, Harris Corporation
                              Director, NACCO Materials Handling Group, Inc. Director, Hamilton Beach/Proctor-Silex, Inc. Director, Waste-Quip, Inc.

(LOGO)   ARMADA FUNDS
                                                           BULK RATE
4400 Computer Drive                                       U.S. POSTAGE
Westborough, Massachusetts 01581                             PAID
                                                          CLEVELAND, OH
                                                          PERMIT NO. 1



INVESTMENT ADVISERS

AFFILIATES OF
NATIONAL CITY
CORPORATION


National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114

National City Bank of Columbus
155 East Broad Street
Columbus, Ohio 43251

National City Bank of Kentucky
101 South Fifth Street
Louisville, Kentucky 40202



NC-206 (1/97)